Private Placement (Details) - USD ($)		5 Months Ended
	Nov. 03, 2025	Dec. 31, 2025
Private Placement [Line Items]
Generating gross proceeds		$ 6,600,000
Number of units issued		660,000
Class A ordinary shares [Member]
Private Placement [Line Items]
Purchase of units	1
Underwriters purchased units		1
Private Placement [Member]
Private Placement [Line Items]
Sold price per share		$ 10
Generating gross proceeds	$ 6,600,000	$ 6,600,000
Number of units issued	660,000	660,000
Private Placement Units [Member]
Private Placement [Line Items]
Sold price per share	$ 10
Generating gross proceeds	$ 6,600,000
Number of units issued	660,000
Cohen [Member] | Private Placement [Member]
Private Placement [Line Items]
Number of units issued		310,000
Cohen [Member] | Private Placement Units [Member]
Private Placement [Line Items]
Number of units issued	310,000
Sponsor [Member] | Private Placement [Member]
Private Placement [Line Items]
Number of units issued	350,000	350,000
Sponsor [Member] | Private Placement Units [Member]
Private Placement [Line Items]
Number of units issued	350,000